Goodwill and Finite-lived Intangible Assets (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Impairment of goodwill	$ 0	$ 0	$ 0	$ 0	$ 6,058,000	$ 13,208,276
Impairment charge					50,000.00	3,680,000
Amortization expense					630,863	1,199,878
Impairment charge					3,090,881	5,699,464
Marketing-Related Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment charge					50,000.00
Impairment charge					50,000.00
Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment charge					2,990,000	$ 2,020,000.00
Impairment charge					2,990,000
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment charge					$ 50,000.00